Schedule of fair values due to short-term nature of assets and liabilities (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	€ 29,794,856	€ 37,240,162
Total financial assets	29,794,856	37,240,162
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	29,794,856	37,240,162
Total financial assets	29,794,856	37,240,162
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents
Total financial assets
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents
Total financial assets